TAXES ON INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Domestic	$ 10,084	$ 5,948	$ 4,151
Foreign	6,503	3,692	3,443
Income (loss) before taxes on income	$ 16,587	$ 9,640	$ 7,594